Goodwill, Trademarks and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Trademarks and Intangible Assets
Goodwill, Trademarks and Intangible Assets
GOODWILL
The company's goodwill is primarily related to its salad operations, Fresh Express, and is included in the Salads and Healthy Snacks reportable segment (see Note 18). Further discussion of goodwill impairments is included in Note 1. Activity related to goodwill is as follows:

(In thousands)	Gross Goodwill	Accumulated Impairment	Net Carrying Value
Balance at December 31, 2010	$551,879	$(375,295)	$176,584
Additions from business acquisitions	—	—	—
Impairment charges	—	—	—
Balance at December 31, 2011	$551,879	$(375,295)	$176,584
Additions from business acquisitions	395	—	395
Impairment charges	—	(158,884)	(158,884)
Balance at December 31, 2012	$552,274	$(534,179)	$18,095

TRADEMARKS
The company's trademarks for Chiquita and Fresh Express are not amortizable (indefinite-lived). Further information on trademark impairments is included in Note 1. Activity related to trademarks is as follows:

	Chiquita Trademarks		Fresh Express Trademarks
(In thousands)	Gross Trademarks	Accumulated Impairment	Gross Trademarks	Accumulated Impairment	Net Trademarks
Balance at December 31, 2010	$387,585	$—	$61,500	$—	$449,085
Impairment charges	—	—	—	—	—
Balance at December 31, 2011	$387,585	$—	$61,500	$—	$449,085
Impairment charges	—	—	—	(23,000)	(23,000)
Balance at December 31, 2012	$387,585	$—	$61,500	$(23,000)	$426,085

OTHER INTANGIBLE ASSETS
The company's other intangible assets are also primarily related to Fresh Express and are amortizable (definite-lived). Other intangible assets consist of the following:

	December 31,
(In thousands)	2012	2011
Amortized intangible assets:
Customer relationships	$110,000	$110,000
Patented technology	55,123	55,123
	165,123	165,123
Accumulated amortization:
Customer relationships	(44,539)	(38,383)
Patented technology	(24,305)	(21,043)
	(68,844)	(59,426)
Other intangible assets, net	$96,279	$105,697

Amortization expense of other intangible assets totaled $9 million, $9 million and $10 million in 2012, 2011 and 2010, respectively. The estimated amortization expense associated with other intangible assets is approximately $9 million in each of the next five years. See Note 1 for discussion of impairment reviews.